Shareholders' capital - Fair Value of Share Options Granted (Detail) - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Risk-free interest rate	1.30%	2.00%
Expected volatility	38.00%	38.00%
Expected dividend yield	4.00%	3.80%
Expected life	8 years	8 years
Weighted average grant date fair value per option (CAD per share)	CAD 2.45	CAD 2.00